SHARE-BASED COMPENSATION	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 16 - SHARE-BASED COMPENSATION

The Company applied ASC 718 and related interpretations in accounting for measuring the cost of share-based compensation over the period during which the consultants are required to provide services in exchange for the issued shares. Share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses using the straight-line method over the service period.

Shares issued for services

On May 31, 2023, the Company entered into consulting agreements with a third-party consultant, which provide financial and acquisition consulting services. The Company issued 2,000 of its Class A ordinary shares to the consultant in lieu of cash payments for such services. The 2,000 Class A ordinary shares were valued at $174,904 and are fully expensed for the year ended September 30, 2023.

On August 2, 2023, the Company issued 280 of its Class A ordinary shares to a third-party consultant, which provide legal advice services. The 280 Class A ordinary shares were valued at $43,400 and were expensed for the year ended September 30, 2023.

On October 2, 2023, the Company granted and issued 8,800 Class A ordinary shares with a fair value of $886,820 based on the closing share price of $100.75 to several employees and consultants through the 2024 Equity Incentive plan. All issued shares were vested immediately.

On February 22, 2024, the Company granted and issued 800 shares of Class A ordinary shares with a fair value of $99,020 based on the closing price of $123.75 to a consultant that offered legal consulting services. All issued shares were vested immediately.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

On October 22, 2024, the Company issued 8,000 shares of its Class A ordinary shares to a third-party consultant, which provide legal advice services. The 8,000 shares were valued at $296,000 and were expensed for the year ended September 30, 2025.

On April 7, 2025, the Company issued 368,422 shares of its Class A ordinary shares to a third-party consultant, which provide research and development advice services. The 368,422 shares were valued at $1,750,000. During fiscal year 2025, the Company charged $301,779 into research and development expenses.

On April 7, 2025, the Company issued 200,000 shares of its Class A ordinary shares to a third-party consultant, which provide marketing consulting services. The 200,000 shares were valued at $800,000. During twelve months ended September 30, 2025, the Company charged $237,037 into selling expenses.

On April 7, 2025, the Company issued 242,858 shares of its Class A ordinary shares to a third-party consultant, which provide consulting advice services. The 242,858 shares were valued at $850,000. During fiscal year ended September 30, 2025, the Company charged $273,630 into general and administrative expenses.

On August 14, 2025, the Company issued 496,183 shares of its Class A ordinary shares to a third-party consultant, which provide research and development advice services. The 496,183 shares were valued at $650,000. During twelve months ended September 30, 2025, the Company charged $133,197 into research and development expenses.

On August 14, 2025, the Company issued 399,025 shares of its Class A ordinary shares to a third-party consultant, which provide marketing consulting services. The 399,025 shares were valued at $540,000. During fiscal year 2025, the Company charged $67,315 into selling expenses.

On August 14, 2025, the Company issued 226,027 shares of its Class A ordinary shares to a third-party consultant, which provide consulting advice services. The 226,027 shares were valued at $330,000. During twelve months ended September 30, 2025, the Company charged $36,616 into general and administrative expenses.

Options

The Company provides stock-based compensation to employees, directors and consultants under the 2024 Equity Incentive Plan. The fair value of the stock option was estimated on the date of grant using Black-Scholes option pricing model. The following was used in determing the fair value of the stock options granted during the fiscal years ended September 30, 2025 and 2024.

	For the Years Ended September 30,
	2025	2024
Exercise price	$2.5	$2.5
Expected term (years)	5.2	5.2
Expected stock price volatility	150.0%	150.0%
Risk-free rate of interest	4.55%	5.58%
Expected dividend rate	0%	0%

Expected Term - The expected term of options represents the period that the Company’s stock-based awards are expected to be outstanding based on the simplified method, which is the half-life from vesting to the end of its contractual term.

Expected Volatility - The Company computes stock price volatility over expected terms based on its historical common stock trading prices.

Risk-Free Interest Rate - The Company bases the risk-free interest rate on the benchmark interest rate for loans from financial institutions provided by the People’s Bank of China with an equivalent remaining term.

Expected Dividend - The Company has never declared or paid any cash dividends on its common shares and does not plan to pay cash dividends in the foreseeable future, and, therefore, uses an expected dividend yield of zero in its valuation models.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2025, 2024 and 2023, stock-based compensation associated with amortization of stock option expense was $47,998, $44,000 and $131,092, respectively. All stock-based compensation was recorded as a component of general and administrative expense.

The following table summarizes the Company’s stock option activities:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding, September 30, 2023	356	$2.5	9.0
Granted	469	2.5	10.0
Forfeited	-	-	-
Exercised	-	-	-
Outstanding, September 30, 2024	825	$2.5	8.4
Granted	10,067	2.5	10.0
Forfeited	-	-	-
Exercised	-	-	-
Exercisable, September 30, 2025	10,892	2.5	9.6